Convertible Promissory Notes (Details Narrative 1) (USD $) (USD $)	1 Months Ended	0 Months Ended
	Oct. 31, 2014	Nov. 07, 2014
Mermaid Note [Member]
Note redemption
Payment on note	$ 28,471
JMJ Note [Member]
Note redemption
Payment on note		40,758
Prim Note [Member]
Note redemption
Payment on note	$ 40,403